Equity non controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	€ (2,045)	€ (2,113)	€ (2,240)
Profit (loss), attributable to non-controlling interests	(251)	(170)	(117)
Derivatives attributable to noncontrolling interests	(4)	(3)
Currency translation differences attributable to noncontrolling interests	(106)	42
Dividends attributable to noncontrolling interests	446	379
Share capital increase attributable to noncontrolling interests	(22)	(117)
Other movements attributable to noncontrolling interests	5	(4)
Assets	28,999	26,318
Autop terrassa manresa SA [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	(103)	(93)	(94)
Profit (loss), attributable to non-controlling interests	(8)	(8)	19
Derivatives attributable to noncontrolling interests	(2)	(4)
Currency translation differences attributable to noncontrolling interests	0	0
Dividends attributable to noncontrolling interests	0	13
Share capital increase attributable to noncontrolling interests	0	0
Other movements attributable to noncontrolling interests	0	0
Assets	573	590
LBJ infrastructure group [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	120	96	89
Profit (loss), attributable to non-controlling interests	(28)	(20)	(9)
Derivatives attributable to noncontrolling interests	0	0
Currency translation differences attributable to noncontrolling interests	7	(3)
Dividends attributable to noncontrolling interests	45	31
Share capital increase attributable to noncontrolling interests	0	0
Other movements attributable to noncontrolling interests	0	0
Assets	2,197	2,084
NTE mobility partners [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	(4)	(5)	(9)
Profit (loss), attributable to non-controlling interests	(59)	(60)	(47)
Derivatives attributable to noncontrolling interests	0	0
Currency translation differences attributable to noncontrolling interests	0	0
Dividends attributable to noncontrolling interests	61	64
Share capital increase attributable to noncontrolling interests	0	0
Other movements attributable to noncontrolling interests	(1)	0
Assets	2,128	1,967
NTE mobility partners segments LLC [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	(126)	(131)	(282)
Profit (loss), attributable to non-controlling interests	(60)	(41)
Derivatives attributable to noncontrolling interests	(2)	0
Currency translation differences attributable to noncontrolling interests	(8)	6
Dividends attributable to noncontrolling interests	75	216
Share capital increase attributable to noncontrolling interests	0	(30)
Other movements attributable to noncontrolling interests	0	0
Assets	2,129	2,019
I77 mobility partners [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	(5)	(74)	(64)
Profit (loss), attributable to non-controlling interests	(9)	(12)	(6)
Derivatives attributable to noncontrolling interests	0	0
Currency translation differences attributable to noncontrolling interests	(2)	2
Dividends attributable to noncontrolling interests	79	0
Share capital increase attributable to noncontrolling interests	0	0
Other movements attributable to noncontrolling interests	1	0
Assets	708	775
I66 mobility partners [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	(1,595)	(1,571)	(1,610)
Profit (loss), attributable to non-controlling interests	3	16	10
Derivatives attributable to noncontrolling interests	0	0
Currency translation differences attributable to noncontrolling interests	(101)	49
Dividends attributable to noncontrolling interests	70	0
Share capital increase attributable to noncontrolling interests	0	(26)
Other movements attributable to noncontrolling interests	4	0
Assets	6,276	6,108
FAM construction LLC [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	(14)	0	28
Profit (loss), attributable to non-controlling interests	9	34	26
Derivatives attributable to noncontrolling interests	0	0
Currency translation differences attributable to noncontrolling interests	(2)	0
Dividends attributable to noncontrolling interests	0	0
Share capital increase attributable to noncontrolling interests	(22)	(60)
Other movements attributable to noncontrolling interests	1	0
Budimex S.A [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	(196)	(234)	(192)
Profit (loss), attributable to non-controlling interests	(77)	(83)
Derivatives attributable to noncontrolling interests	0	0
Currency translation differences attributable to noncontrolling interests	0	(13)
Dividends attributable to noncontrolling interests	111	54
Share capital increase attributable to noncontrolling interests	0	0
Other movements attributable to noncontrolling interests	4	0
Assets	1,907	2,029
Dalaman international airport [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	(109)	(86)	(94)
Profit (loss), attributable to non-controlling interests	(24)	7	(8)
Derivatives attributable to noncontrolling interests	1	2
Currency translation differences attributable to noncontrolling interests	0	0
Dividends attributable to noncontrolling interests	0	0
Share capital increase attributable to noncontrolling interests	0	0
Other movements attributable to noncontrolling interests	0	(1)
Assets	717	710
Others [Member]
Movements equity attributable to non controlling interests [Line Items]
Non-controlling interests	13	15	€ 11
Profit (loss), attributable to non-controlling interests	(2)	2
Derivatives attributable to noncontrolling interests	1	0
Currency translation differences attributable to noncontrolling interests	0	(1)
Dividends attributable to noncontrolling interests	(5)	(1)
Share capital increase attributable to noncontrolling interests	0	0
Other movements attributable to noncontrolling interests	€ 4	€ 3